DUE TO SHAREHOLDER	3 Months Ended
Jan. 31, 2012
DUE TO SHAREHOLDER [Abstract]
DUE TO SHAREHOLDER

NOTE 4 - DUE TO SHAREHOLDER

As at January 31, 2012, the Corporation was obligated to a shareholder for funds advanced to the Corporation for working capital.  The advances are unsecured and no interest rate or payback schedule has been established.